Azzad Ethical Fund Performance Management - Azzad Ethical Fund	Nov. 01, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provides some indication of the risks of investing in the Ethical Fund by showing changes in the Ethical Fund’s performance from year to year and by showing how the Ethical Fund’s average annual returns for a calendar 1-year, 5-year and 10-year period compare with those of a broad measure of market performance. To obtain updated performance information, please call 888-350-3369. The Ethical Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Past Does Not Indicate Future [Text]	The Ethical Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance
Bar Chart [Heading]	Annual Total Returns for the Years Ended December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

For the period 01-01-2024 through 09-30-2024 the total return for the Ethical Fund was 5.90%

Best Quarter:         6-30-2020       28.57%

Worst Quarter:      6-30-2022     -20.38%

The Ethical Fund’s inception date was December 22, 2000

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	28.57%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.38%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	after-tax returns shown are not relevant if your Ethical Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans
Performance [Table]
	1 Year	5 Years	10 Years
Return Before Taxes	24.26%	12.37%	8.17%
Return After Taxes on Distributions	23.53%	10.95%	6.69%
Return After Taxes on Distributions and Sale of Ethical Fund Shares	14.88%	9.81%	6.28%
Russell MidCap® Growth Index (reflects no deduction for fees, expenses or taxes)	25.87%	13.81%	10.57%
Russell 3000 Index	25.96%	15.16%	11.48%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if your Ethical Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.

Performance Availability Phone [Text]	888-350-3369